Exhibit 99.1

Wells Fargo Dealer Floorplan Master Note Trust
2012-2

Payment Date:	3/20/2017
Collection Period Ended:	2/28/2017
Closing Date:	5/16/2012
Next Payment Date:	4/20/2017
Expected Principal Payment Date:	4/20/2017
Final Maturity Date:	4/22/2019

Note Payment Detail
					Principal	Interest	Total Principal
					Payment	Payment	and Interest
Class	CUSIP	Interest Rate	Original Balance	Beginning Balance	Amount	Amount	Amount	Ending Balance
A	36159LBW5	1.52944%	750,000,000.00	750,000,000.00	0.00	860,310.00	860,310.00	750,000,000.00
B	36159LBX3	1.92944%	15,790,000.00	15,790,000.00	0.00	22,849.39	22,849.39	15,790,000.00
C	36159LBY1	2.52944%	23,684,000.00	23,684,000.00	0.00	44,930.44	44,930.44	23,684,000.00

Totals			789,474,000.00	789,474,000.00	0.00	928,089.83	928,089.83	789,474,000.00

Combined Outstanding Principal Balance
Beginning Combined Outstanding Principal Balance	7,087,156,458.33
New Volume	1,671,112,486.06
Principal Collections	1,542,482,644.61
Default Amount	752,476.38
Ending Combined Outstanding Principal Balance	7,215,033,823.40

Aggregate Principal Receivables
Ending Combined Outstanding Principal Balance	7,215,033,823.40
Adjustment for charged-off Receivables	6,528,619.92
Aggregate Principal Receivables	7,208,505,203.48

Overconcentrations
Product Line Overconcentrations	247,503,506.38
Dealer Overconcentrations	0.00
Manufacturer Overconcentrations	0.00

Discount Factor	0.00%

Collections	Total	Overconcentrations	Net of Overconcentrations
Principal Collections	1,542,482,644.61	26,707,673.61	1,515,774,971.00
Non Principal Collections	40,815,985.10	1,331,992.09	39,483,993.01
Total Collections	1,583,298,629.71	28,039,665.70	1,555,258,964.01

Defaults
Default Amount	752,476.38	376.48	752,099.90

Asset Performance
Annualized Yield			7.40%
Monthly Payment Rate			22.16%
Default Rate			0.13%

Wells Fargo Dealer Floorplan Master Note Trust
2012-2

Payment Date:	3/20/2017
Collection Period Ended:	2/28/2017
Closing Date:	5/16/2012
Next Payment Date:	4/20/2017
Expected Principal Payment Date:	4/20/2017
Final Maturity Date:	4/22/2019

Series Allocations

Allocation Percentage for Non Principal Collections and Default Amount	12.13%
Allocation Percentage for Principal Collections	12.13%
Non Principal Collections Allocated to Series	4,789,361.84
Principal Collections Allocated to Series	183,861,718.32
Default Amount Allocated to Series	91,228.83

Application of Available Non Principal Collections

Non Principal Collections Allocated to Series	4,789,361.84
Investment Earnings in Series Accounts	6,056.77
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfall for Series	0.00
Available Non Principal Collections Allocated to Series	4,795,418.61

(i)	(A)	Amount to Indenture Trustee	1,500.00
	(B)	Amount to Trustee	0.00
	(C)	Amount to Administrator	138.89
	(D)	Amount to Custodian	0.00

(ii)	Noteholder Servicing Fee		1,381,580.00
	Unpaid Servicer Advances and interest thereon		0.00

(iii)	Class A Monthly Interest		860,310.00
(iv)	Class B Monthly Interest		22,849.39
(v)	Class C Monthly Interest		44,930.44

(vi)	Investor Default Amount (treated as Available Principal Collections)		91,228.83
(vii)	Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections		0.00
(viii)	Amount Required to be Deposited into the Reserve Account		0.00

(ix)	Remaining Amounts due to Indenture Trustee, Trustee, Administrator, and Custodian		0.00
	Indenture Trustee 0.00 , Trustee 0.00 , Administrator 0.00 , Custodian 0.00

(x)	Amounts otherwise required to be Deposited into the Principal Account		0.00

(xi)	(If Early Amortization Period has not occurred)
	Release to Issuer to make required yield payments on the Principal Overcollateralization Amount		2,392,881.06

(xii)	(If Early Amortization Period has occurred)		0.00
	Make principal payments, then release to Issuer to make required yield payments on the Principal Overcollateralization Amount

Wells Fargo Dealer Floorplan Master Note Trust
2012-2

Payment Date:	3/20/2017
Collection Period Ended:	2/28/2017
Closing Date:	5/16/2012
Next Payment Date:	4/20/2017
Expected Principal Payment Date:	4/20/2017
Final Maturity Date:	4/22/2019

Excess Non Principal Collections for Series 2012-2	2,258,784.72
Excess Non Principal Collections for Series 2014-1	2,214,890.75
Excess Non Principal Collections for Series 2014-2	1,622,494.83
Excess Non Principal Collections for Series 2015-1	1,506,862.73
Excess Non Principal Collections for Series 2015-2	909,702.74
Total Excess Non Principal Collections	8,512,735.77

Non Principal Shortfalls for Series 2012-2	0.00
Non Principal Shortfalls for Series 2014-1	0.00
Non Principal Shortfalls for Series 2014-2	0.00
Non Principal Shortfalls for Series 2015-1	0.00
Non Principal Shortfalls for Series 2015-2	0.00
Total Non Principal Shortfalls	0.00

Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2012-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2014-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2014-2	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2015-1	0.00
Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls for Series 2015-2	0.00
Total Aggregate Excess Non Principal Collections Applied to Non Principal Shortfalls	0.00
Released to Transferor	8,512,735.77

Wells Fargo Dealer Floorplan Master Note Trust
2012-2

Payment Date:	3/20/2017
Collection Period Ended:	2/28/2017
Closing Date:	5/16/2012
Next Payment Date:	4/20/2017
Expected Principal Payment Date:	4/20/2017
Final Maturity Date:	4/22/2019

Application of Available Principal Collections

Revolving Period
Principal Collections Allocated to Series	0.00
Investor Default Amount and Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	0.00
Available Principal Collections Treated as Shared Principal Collections	0.00

Controlled Accumulation Period
Principal Collections Allocated to Series	183,861,718.32
Investor Default Amount and Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	91,228.83
Aggregate Shared Principal Collections applied to Principal Shortfall for Series	230,521,052.85
(i) Monthly Principal Deposited into the Principal Account	414,474,000.00
(ii) Monthly Principal Deposited into the Distribution Account and paid to Noteholders:	0.00
Class A 0.00 , Class B 0.00 , Class C 0.00
(iii) Principal Overcollateralization Amount	0.00
(iv) Amounts Remaining as Shared Principal Collections	0.00

Early Amortization Period
Principal Collections Allocated to Series	0.00
Investor Default Amount and Sum of Unreimbursed Investor Charge-offs and Reallocated Principal Collections	0.00
Aggregate Shared Principal Collections applied to Principal Shortfall for Series	0.00
Series Specific Excess Non-Principal Collections	0.00
(i) Monthly Principal Deposited into the Principal Account	0.00
(ii) Monthly Principal Deposited into the Distribution Account and paid to Noteholders:	0.00
Class A 0.00 , Class B 0.00 , Class C 0.00
(iii) Principal Overcollateralization Amount	0.00
(iv) Amounts Remaining as Shared Principal Collections	0.00

Wells Fargo Dealer Floorplan Master Note Trust
2012-2

Payment Date:	3/20/2017
Collection Period Ended:	2/28/2017
Closing Date:	5/16/2012
Next Payment Date:	4/20/2017
Expected Principal Payment Date:	4/20/2017
Final Maturity Date:	4/22/2019

Shared Principal Collections for Principal Sharing Series
Aggregate Shared Principal Collections for Principal Sharing Series	478,277,297.99
Aggregate Principal Shortfall for Principal Sharing Series	230,521,052.85
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2012-2	230,521,052.85
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2014-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2014-2	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2015-1	0.00
Aggregate Shared Principal Collections Applied to Principal Shortfall for Series 2015-2	0.00
Amount Deposited into the Excess Funding Account	0.00
Released to Issuer	247,756,245.14

Credit Enhancement (Series Level)

Required Reserve Account

Required Reserve Account Percentage	2.50%
Note Principal Balance	789,474,000.00
Required Reserve Account Amount	19,736,850.00

Reserve Account Investment Earnings	5,823.36
Beginning Reserve Account Amount	19,736,850.00
Reserve Account Deposits	0.00
Reserve Account Withdrawals	0.00
Ending Reserve Account Amount	19,736,850.00

Reserve Account Deficiency	0.00

Principal Overcollateralization Amount	39,474,000.00

Wells Fargo Dealer Floorplan Master Note Trust
2012-2

Payment Date:	3/20/2017
Collection Period Ended:	2/28/2017
Closing Date:	5/16/2012
Next Payment Date:	4/20/2017
Expected Principal Payment Date:	4/20/2017
Final Maturity Date:	4/22/2019

Non Principal Account (Series Level Account)
Beginning Balance		0.00
Deposits		1,063,686.17
Disbursements		1,063,686.17
Ending Balance		0.00

Principal Account (Series Level Account)
Principal Account Investment Earnings		0.00
Beginning Balance		0.00
Deposits		414,474,000.00
Disbursements		0.00
Ending Balance		414,474,000.00

Free Equity Amount (Trust Level)
Note Trust Principal Balance		7,208,505,203.48
Note Principal Balance	2,842,105,578.00
Principal Overcollateralization Amount	142,105,579.00
Excess Investor Charge-offs & Reallocated Principal Collections	0.00
Aggregate Collateral Amount for all Series of Notes outstanding		2,984,211,157.00
Free Equity Amount		4,224,294,046.48

Minimum Free Equity Percentage		0.00%
Total Overconcentration		247,503,506.38
Minimum Free Equity Amount		247,503,506.38

VFN Activity (Trust Level)
Free Equity Amount before VFN activity		4,224,294,046.48
VFN Optional Amortization Amount		0.00
(VFN Additional Advance Amount)		0.00
Free Equity Amount after VFN activity		4,224,294,046.48

Excess Funding Account (Trust Level Account)
Excess Funding Account Investment Earnings		0.00
Beginning Balance		0.00
Deposits		0.00
Disbursements		0.00
Ending Balance		0.00

Wells Fargo Dealer Floorplan Master Note Trust
2012-2

Payment Date:	3/20/2017
Collection Period Ended:	2/28/2017
Closing Date:	5/16/2012
Next Payment Date:	4/20/2017
Expected Principal Payment Date:	4/20/2017
Final Maturity Date:	4/22/2019

Summary of Allocation of Collections
Total Principal Collections	1,515,774,971.00
Principal Collections Allocated to Series 2012-2	183,861,718.32
Principal Collections Allocated to Series 2014-1	165,475,420.28
Principal Collections Allocated to Series 2014-2	122,574,385.50
Principal Collections Allocated to Series 2015-1	116,445,666.22
Principal Collections Allocated to Series 2015-2	73,544,631.21
Principal Collections Not Allocated to Any Series and Released to Issuer	853,873,149.47

Total Non Principal Collections	39,483,993.01
Non Principal Collections Allocated to Series 2012-2	4,789,361.84
Non Principal Collections Allocated to Series 2014-1	4,310,422.37
Non Principal Collections Allocated to Series 2014-2	3,192,905.46
Non Principal Collections Allocated to Series 2015-1	3,033,260.19
Non Principal Collections Allocated to Series 2015-2	1,915,743.27
Non Principal Collections Not Allocated to Any Series and Released to Issuer	22,242,299.88

Wells Fargo Dealer Floorplan Master Note Trust
2012-2

Payment Date:	3/20/2017
Collection Period Ended:	2/28/2017
Closing Date:	5/16/2012
Next Payment Date:	4/20/2017
Expected Principal Payment Date:	4/20/2017
Final Maturity Date:	4/22/2019

Performance

(1) Are there any material modifications, extensions, or waivers to pool assets?			No

(2) Are there any material breaches of pool asset representations and warranties or covenants?			No

(3) Are there any changes in criteria used to originate, acquire, or select new pool assets?			No

(4) Has the master servicer made any Servicer Advances during the previous collection period?			No

(5) Has an Early Amortization Event occurred?			No

(6) Has the Monthly Payment Rate trigger been met?			No

Current Month's Monthly Payment Rate		22.16%
Prior Month's Monthly Payment Rate		21.58%
Second Prior Month's Monthly Payment Rate		25.36%
3 Month Average Monthly Payment Rate		23.03%

(7) Has the Default Rate trigger been met?			No

Current Month's Default Rate		0.13%
Prior Month's Default Rate		0.06%
Second Prior Month's Default Rate		0.09%
3 Month Average Default Rate		0.09%

(8) Is Reserve Account balance less than Reserve Account trigger?			No

Reserve Account balance		19,736,850.00
(A) Required Reserve Account Percentage minus 0.25%		2.25%
times (B) Note Principal Balance		789,474,000.00
Reserve Account trigger		17,763,165.00

(9) Is the sum of all investments held in trust accounts of the Issuer more than 50% of the assets of the Issuer on each of 6 or more preceding consecutive monthly determination dates?
			No
Current Month	0.99%

(10) Have any new series been issued during the related monthly collection period?			No

(11) Have any account additions or account removals (other than Inactive Accounts) occurred during the related monthly collection period?			Yes

Number of accounts added / removed : (5)
Outstanding balance of Principal Receivables in such added / (removed) accounts as of the date of such addition / removal: (38,811,122)

Wells Fargo Dealer Floorplan Master Note Trust
2012-2

Payment Date:	3/20/2017
Collection Period Ended:	2/28/2017
Closing Date:	5/16/2012
Next Payment Date:	4/20/2017
Expected Principal Payment Date:	4/20/2017
Final Maturity Date:	4/22/2019

Delinquency

	Count of	Amount	Percentage of Total	Percentage of Total
Days Outstanding	Accounts	(Dollars in Millions)	Receivables Outstanding	Accounts Outstanding
30-59	448	12.3	0.17%	2.13%
60-89	73	1.3	0.02%	0.35%
90-119	35	1.4	0.02%	0.17%
120-149	38	0.7	0.01%	0.18%
150-179	19	0.4	0.01%	0.09%
180+	49	1.6	0.02%	0.23%
*Total	662	17.8	0.25%	3.14%

*Figures may not foot due to rounding

IN WITNESS WHEREOF, the undersigned has duly executed this monthly Noteholder's Statement as of the _____ day of _____________ , _________ .

Wells Fargo Bank, N.A.
as Master Servicer

BY:
NAME: Ashka Patel
TITLE: Authorized Signatory